Business Combinations - Narrative (Details) - USD ($)	1 Months Ended			12 Months Ended
	May 31, 2022	Nov. 30, 2021	Apr. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Total consideration, net of cash acquired				$ 0	$ 3,787,000	$ 9,507,000
Goodwill				12,867,000	12,867,000	11,318,000
Liabilities				223,466,000	224,094,000
Contingent consideration related to business combinations				0	3,883,000
Business combination, contingent consideration arrangements, change in amount of contingent consideration, liability					(884,000)
Payments of contingent consideration				3,883,000	2,312,000
Consideration paid				0	0	300,000
SimilarTech Ltd
Business Acquisition [Line Items]
Payments to acquire assets			$ 500,000
Employee retention, payable			$ 1,000,000
Employee retention, period			9 months
Intangible assets, net			$ 225,000
Goodwill			435,000
Liabilities			$ 160,000
Minimum | SimilarTech Ltd
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life			2 years
Maximum | SimilarTech Ltd
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life			4 years
Embee Mobile Inc.
Business Acquisition [Line Items]
Total consideration, net of cash acquired		$ 9,060,000
Maximum amount of contingent consideration		$ 8,300,000
Contingent consideration, period		2 years
Contingent consideration recognized at fair value		$ 7,079,000
Employee retention, payable		2,500,000
Acquisition related costs						$ 197,000
Goodwill, period increase (decrease)					294,000
Goodwill		7,721,000
Purchase consideration		$ 16,139,000
Embee Mobile Inc. | Minimum
Business Acquisition [Line Items]
Employee retention period		1 year
Embee Mobile Inc. | Maximum
Business Acquisition [Line Items]
Employee retention period		2 years
Internet Marketing Center Ltd.
Business Acquisition [Line Items]
Acquisition related costs					142,000
Goodwill, period increase (decrease)				$ 0	$ 193,000
Goodwill	$ 1,843,000
Purchase consideration	3,963,000
Internet Marketing Center Ltd. | CEO Retention
Business Acquisition [Line Items]
Contingent consideration related to business combinations	1,730,000
Business combination, contingent liability, period duration up to				3 years
Internet Marketing Center Ltd. | Future Revenue Milestones
Business Acquisition [Line Items]
Contingent consideration related to business combinations	$ 865,000